DISCLOSURE ON RELATED PARTIES TRANSACTION	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Disclosure on related parties transactions
NOTE 22:-	DISCLOSURE ON RELATED PARTIES TRANSACTION

a.
The Company Chairman of the Board of Directors of the Company, previously owned 9.85% of the issued and outstanding shares of RBT and, until February 29, 2012, has served as chairman of the Board of Directors of RBT. Together with other RBT's shareholders, the chairman sold his holdings in RBT to the Company on May 30, 2012 in consideration of his pro-rata share of: (i) an initial purchase price of $5,000, (ii) an additional $5,000 paid on May 30, 2013, (iii) certain milestone payments in the aggregate amount equal to $15,240, (iv) the repayment of certain loan amounts provided by RBT to certain of its shareholders, and (v) the payment of 2.019% of annual net sales generated by RBT intellectual properties for an unlimited period. (See also note 1b3).

b.
The Company has engaged ManofIT, a consulting and systems integration firm, to assist with various information technology projects. ManofIT’s co-founder and managing partner is a brother of the Company’s CEO. ManofIT was first retained by the Company in 2007 and the relationship was expanded in 2014. In 2014, ManofIT received approximately $169 for the services that it provided to the Company, excluding value added tax. In 2015, ManofIT received approximately $297 for such services, excluding value added tax.  In 2016, ManofIT received approximately $118 for such services, excluding value added tax.